Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands					7 Months Ended	12 Months Ended
	Jan. 01, 2021 CNY (¥)	Jan. 01, 2021 USD ($)	Jan. 30, 2020	Jan. 31, 2017 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) Customer	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2020 CNY (¥) Customer	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 CNY (¥) Customer	Dec. 31, 2021 USD ($)	Oct. 31, 2020	Jan. 22, 2020 shares	Apr. 30, 2019	May 01, 2018	Dec. 31, 2017
Convenience translation rate						6.3726					6.3726
Equity method investment realized gain loss						¥ 483	$ 76	¥ 275		¥ 230
Equity Method Investment impairment loss						0
Impairment of long lived assets						0		0		0
Breakage Income						14,177	2,225	11,900		14,723
Increase decrease in deferred revenue						68,469	10,744	24,863		(6,307)
Deferred revenue recognized						34,140	5,357	27,807		41,255
Impairment loss on contract assets						14,478	2,272	3,497		0
Remaining performance obligation					¥ 115,523	¥ 257,601		115,523			$ 40,423
Value added tax rate														13.00%	16.00%	17.00%
Minimum percentage of lease term on estimated remaining economic life						75.00%					75.00%
Percentage of minimum lease payments at the beginning of lease term						90.00%					90.00%
Employee benefit expenses						¥ 70,036	$ 10,990	¥ 28,232		¥ 29,825
Assets held at major financial institutions						¥ 1,502,869					$ 235,833
Foreign currency exchange rate, Appreciation depreciation percentage						2.30%	2.30%	6.30%	6.30%	1.30%
Description of reverse stock split			2-for-1
Stock split conversion ratio			1		16.50
Credit losses for accounts receivables	¥ 11,358	$ 1,759
Credit losses for contract assets	2,383	369
Credit losses for other current assets	¥ 115	$ 18
Contract with Customer Asset [Member]
Increase in contract assets								¥ 19,857	$ 3,116
Fair Value, Nonrecurring [Member]
Financial assets fair value disclosure						¥ 0
Financial liabilities fair value disclosure					¥ 0			0
Fair Value, Recurring [Member]
Warrants outstanding					¥ 0	¥ 0		¥ 0
EaSuMed Holding Ltd [Member]
Equity method investment ownership percentage				20.29%								21.04%
Payments to acquire equity method investments | $				$ 363
Supplier Concentration Risk [Member]
Concentration risk, Percentage						44.00%	44.00%	57.00%	57.00%	67.00%
Geographic Concentration Risk [Member] | PRC
Concentration risk, Percentage						92.00%	92.00%
Geographic Concentration Risk [Member] | Non PRC [Member]
Concentration risk, Percentage						8.00%	8.00%
Maximum [Member]
Value added tax rate																17.00%
Lease term						6 years					6 years
Minimum [Member]
Value added tax rate					6.00%			6.00%
Lease term						10 months					10 months
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Number of customers | Customer						1	1	2	2	2
Concentration risk, Percentage						10.00%	10.00%	10.00%	10.00%	10.00%
Series C Warrant [Member]
Fair value adjustment gain of warrants								¥ 3,503
Fair value adjustment loss of warrants										¥ 2,839
Series C Warrant [Member] | Series C Convertible Redeemable Preferred Stock [Member]
Number of securities called by warrants | shares													1,064,950